UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-6251

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant?s telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2005

Date of reporting period:   April 30, 2005


ITEM 1.      REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management



AllianceBernstein Multi-Market Strategy Trust

Emerging Market Fixed Income



April 30, 2005



SEMI-ANNUAL REPORT




The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


June 28, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Multi-Market Strategy Trust (the "Fund") for the semi-annual reporting period ended April 30, 2005.

Investment Objective and Policies

This open-end fund seeks the highest level of current income that is available, consistent with what we consider to be prudent investment risk, from a portfolio of high-quality debt securities having remaining maturities of not more than five years. The Fund seeks investment opportunities in foreign, as well as domestic, securities markets. Normally at least 70% of the Fund's assets will be invested in debt securities denominated in foreign currencies. The Fund limits its investments in a single currency other than the U.S. dollar to 25% of its net assets, except for the euro, in which the Fund may invest up to 50% of its net assets.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Merrill Lynch 1-5 Year Government Bond Index, for the six- and 12-month periods ended April 30, 2005. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Short World Multi-Market Income Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.


For both the six- and 12-month periods ended April 30, 2005, the Fund's Class A shares outperformed the benchmark, the Merrill Lynch 1-5 Year Government Bond Index. For the semi-annual reporting period, the Fund strongly outperformed its benchmark which is comprised of U.S. securities only. The Fund also exceeded the Lipper average, a universe of similarly managed funds, during the semi-annual period under review.

The Fund's outperformance was primarily the result of its non-U.S. holdings. As detailed in the Market Review and Investment Strategy section below, slower global growth outside of the U.S. led global bond markets to outperform U.S. Treasuries. The Fund also benefited from a significant position in Swedish government bonds which posted strong returns for the reporting period. As measured by the Merrill Lynch Swedish Government 1-5 Year Index, Swedish government bonds returns 3.65% in U.S. dollar (USD) hedged terms. The Fund's performance was additionally helped by a position in short-term Canadian corporate bonds. Dampening the Fund's performance was its exposure to non-U.S. currencies as the U.S. dollar strengthened. A position in U.S. Treasury inflation protected securities (TIPS) also detracted modestly from relative performance.

Market Review and Investment Strategy

During the semi-annual reporting period, U.S. fixed income markets posted meager returns resulting primarily

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 1


from generally mixed economic data and changing investor perceptions throughout the period. The Federal Reserve (the "Fed") continued to raise interest rates in increments of 25 basis points, taking the benchmark rate from 1.75% to 2.75%. Unlike the second half of 2004, when the market's mood had been uncharacteristically sanguine in the context of rising rates, market sentiment soured late in the first quarter of 2005 and bond prices fell, especially in the intermediate part of the curve. Markets were rattled primarily by two concerns: the fear that official rate hikes could become more aggressive and the fallout from General Motors' profit warning and potential ratings downgrade to below investment grade.

The U.S. yield curve flattened by 138 basis points during the semi-annual period, as yields on shorter maturity Treasuries rose and longer maturities remained stable, or actually declined. The significant flattening of the yield curve was spurred by prospects that the Fed would continue raising interest rates at a measured pace. U.S. 1-5 year Treasuries had weak performance for the first five months of the reporting period, as investors anticipated a continuing rise in U.S. rates. In April, as a temporary weakness in economic data made a pause in rate hikes seem more likely, U.S. Treasuries posted stronger performance.

Shorter-term government bonds in major non-U.S. markets strongly outperformed 1-5 year U.S. Treasuries. The central banks of major non-U.S. markets such as Europe and Canada held off on raising rates in light of sluggish economic performance.

In the Eurozone, consumer confidence remained weak and unemployment continued to rise. Business confidence was also negatively impacted by higher oil prices and a strong euro. Unemployment in Germany rose to 12% in March, a post-war record. These factors made it increasingly less likely that the European
Central Bank would raise interest rates; despite the fact the ECB stated that they are uncomfortable with the current low level (2.0%) of their official rate.

Economic data from Canada was mixed during the reporting period, but it indicated that economic growth was sluggish due to the strength of the Canadian dollar and a resulting weakening of Canadian exports. A strong Canadian dollar, coupled with a cooling housing market and mixed employment data, allowed the Bank of Canada to hold off on raising interest rates during the reporting period.

During the semi-annual period, the Fund's Global Fixed Income Team (the "team") added to the Fund's overweight position in Canadian bonds as the team believed interest rates there would remain stable. The Fund also continued to hold a significant position in Swedish government bonds. The team added a position in TIPS to the Fund's U.S. holdings. The team also added a position in France to increase the Fund's exposure to Europe. The Fund's position in Australia was eliminated by allowing its Australian bonds to mature without reinvesting, as better investment opportunities were found elsewhere.


2 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Merrill Lynch 1-5 Year Government Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index consists of short-term U.S. Treasury securities maturing in one to five years and is a standard measure of the performance of a basket of unmanaged short-term Treasury securities. For both the six- and 12-month periods ended April 30, 2005, the Lipper Short World Multi-Market Income Funds Average consisted of 6 funds. These funds have generally similar investment objectives to AllianceBernstein Multi-Market Strategy Trust, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund invests a part of its assets in foreign securities which may magnify asset value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund can invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuation may be caused by changes in interest rates or bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Fund invests in bonds and fixed-income securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 3


HISTORICAL PERFORMANCE
(continued from previous page)




                                          Returns
THE FUND VS. ITS BENCHMARK        ----------------------
PERIODS ENDED APRIL 30, 2005      6 Months     12 Months
                                  --------     ---------
AllianceBernstein
  Multi-Market Strategy Trust
  Class A                           1.66%        3.22%
  Class B                           1.29%        2.48%
  Class C                           1.13%        2.49%
  Class R**                         0.70%*
  Class K**                         0.74%*
  Class I**                         0.78%*
Merrill Lynch 1-5 Year
  Government Bond Index            -0.21%        1.61%
Lipper Short World
  Multi-Market Income
  Funds Average                     0.87%        2.53%


* Since Inception. The Class R, Class K and Class I share inception date is 3/1/05.


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
------------------------------------------------------
                           NAV Returns     SEC Returns
Class A Shares
1 Year                         3.22%         -1.13%
5 Years                        4.29%          3.39%
10 Years                       6.13%          5.67%
SEC Yield**                    1.39%

Class B Shares
1 Year                         2.48%         -0.52%
5 Years                        3.52%          3.52%
10 Years (a)                   5.60%          5.60%
SEC Yield**                    0.69%

Class C Shares
1 Year                         2.49%          1.49%
5 Years                        3.52%          3.52%
10 Years                       5.31%          5.31%
SEC Yield**                    0.71%

Class R Shares+
Since Inception*               0.70%
SEC Yield**                    1.56%

Class K Shares+
Since Inception*               0.74%
SEC Yield**                    1.83%

Class I Shares+
Since Inception*               0.78%
SEC Yield**                    2.08%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares

1 Year                                       -3.17%
5 Years                                       3.09%
10 Years                                      6.00%

Class B Shares

1 Year                                       -2.47%
5 Years                                       3.18%
10 Years (a)                                  5.93%

Class C Shares

1 Year                                       -0.32%
5 Years                                       3.21%
10 Years                                      5.66%

(a)  Assumes conversion of Class B shares into Class A shares after six years.

*    Inception Date: 3/1/05 for Class R, Class K and Class I shares.

**   SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2005.

+    Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.

See Historical Performance disclosures on page 3.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          Beginning                      Ending
                        Account Value                 Account Value                  Expenses Paid
                       November 1, 2004               April 30, 2005                 During Period*
                    ----------------------       -----------------------          ---------------------
                     Actual   Hypothetical         Actual    Hypothetical**        Actual   Hypothetical
                   --------   ------------       ---------   ------------         -------   ------------
Class A              $1,000      $1,000          $1,016.62     $1,017.55           $7.30        $7.30
Class B              $1,000      $1,000          $1,012.91     $1,013.88          $10.98       $10.99
Class C              $1,000      $1,000          $1,011.31     $1,013.98          $10.87       $10.89
Class R+             $1,000      $1,000          $1,006.95     $1,005.85           $2.38        $2.37
Class K+             $1,000      $1,000          $1,007.41     $1,006.31           $1.91        $1.91
Class I+             $1,000      $1,000          $1,007.80     $1,006.74           $1.49        $1.48


* Expenses are equal to the classes' annualized expense ratios of 1.46%, 2.20%, 2.18%, 1.44%, 1.16% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

** Assumes 5% return before expenses.

+ The account value and expenses for Class R, Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through April 30, 2005.


6 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $185.8


SECURITY TYPE BREAKDOWN*

40.6%  Sovereign Debt Obligations
28.3%  Corporate Debt Obligations
28.3%  U.S. Government & Governement Sponsored Agency Obligations

 2.8%  Short-Term


* All data are as of April 30, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 7


PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                           Principal
                                              Amount
                                                (000)       U.S. $ Value
------------------------------------------------------------------------
Belgium-2.1%
Government Obligation-2.1%
Kingdom of Belgium
   3.75%, 3/28/09(a)
  (cost $3,596,035)             EUR          2,940           $ 3,953,051
                                                             ------------

Canada-8.7%
Corporate Debt Obligations-8.7%
Bank of Nova Scotia
  3.93%, 2/18/10                CAD          5,000             3,979,795

Citigroup Finance Canada, Inc.
  4.30%, 4/25/06(a)                         10,000             8,059,024

GE Capital Canada Funding Co.
  5.30%, 7/24/07(a)                          5,000             4,147,721
                                                             ------------

Total Canadian Securities
  (cost $14,396,630)                                          16,186,540
                                                             ------------

Denmark-2.1%
Government Obligation-2.1%
Kingdom of Denmark
  7.00%, 11/15/07(a)
  (cost $3,357,287)              DKK        20,000             3,864,339
                                                             ------------

France-6.2%
Corporate Debt Obligation-2.6%
Dexia Credit Local
  4.75%, 4/25/09(a)              EUR         3,500             4,843,691
                                                             ------------

Government Obligation-3.6%
Government of France
  3.00%, 7/25/09 (TIPS)(a)                   4,716             6,693,966
                                                             ------------

Total French Securities
  (cost $11,561,621)                                          11,537,657
                                                             ------------

Germany-5.5%
Corporate Debt Obligation-2.5%
Kreditanstalt fuer Wiederaufbau
  4.50%, 8/03/06(a)                          3,500             4,645,997
                                                             ------------

Government Obligation-3.0%
Bundesobligation
  3.50%, 10/09/09(a)                         4,100             5,471,256
                                                             ------------

Total German Securities
  (cost $9,029,294)                                           10,117,253
                                                             ------------


8 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


                                           Principal
                                              Amount
                                                (000)       U.S. $ Value
------------------------------------------------------------------------

Ireland-3.9%
Government Obligation- 3.9%
Republic of Ireland
  4.25%, 10/18/07(a)
  (cost $6,555,587)              EUR         5,325           $ 7,189,972
                                                             ------------

Italy-3.8%
Government Obligation- 3.8%
Republic of Italy
  6.75%, 7/01/07(a)
  (cost $6,256,158)                          5,000             7,055,941
                                                             ------------

Japan-3.9%
Government Obligations-3.9%
Government of Japan
  0.30%, 3/20/08(a)              JPY       200,000             1,917,281
  0.60%, 12/20/09(a)                       559,850             5,393,079
                                                             ------------

Total Japanese Securities
  (cost $7,186,352)                                            7,310,360
                                                             ------------

Netherlands-4.6%
Government Obligation-4.6%
Government of Netherlands
  5.25%, 7/15/08(a)
  (cost $7,247,229)             EUR          6,150             8,627,938
                                                             ------------

Norway-3.3%
Government Obligation-3.3%
Government of Norway
  5.50%, 5/15/09(a)
  (cost $5,377,046)             NOK         35,094             6,078,378
                                                             ------------

Sweden-10.1%
Government Obligations-10.1%
Government of Sweden
  4.00%, 12/01/08(a)            SEK         20,000             3,525,642
  6.50%, 5/05/08(a)                         97,000            15,211,249
                                                             ------------

Total Swedish Securities
   (cost $16,637,771)                                         18,736,891
                                                             ------------

United Kingdom-6.8%
Corporate Debt Obligations-6.8%
Halifax Plc.
  4.75%, 3/24/09(a)             EUR          2,000             2,759,600

HBOS Treasury Services Plc.
  4.88%, 12/21/07(a)            GBP          2,500             4,774,557


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 9


                                           Principal
                                              Amount
                                                (000)       U.S. $ Value
------------------------------------------------------------------------

UBS London
  8.00%, 1/08/07(a)             GBP          2,500           $ 5,003,330
                                                             ------------

Total United Kingdom Securities
   (cost $12,199,581)                                         12,537,487
                                                             ------------

United States-35.6%
Corporate Debt Obligations-7.5%
Citibank, NA
  14.50%, 6/16/05(a)            PLN          7,000             2,133,432

Citigroup, Inc.
  4.25%, 7/29/09(a)             US$          5,000             4,973,435

JPMorgan Chase & Co.
  3.80%, 10/02/09(a)                         5,000             4,865,120

SunTrust Bank
  3.04%, 6/02/09(a)                          2,000             2,001,243
                                                             ------------
                                                              13,973,230
                                                             ------------

U.S. Government and Government
Sponsored Agency Obligations-28.1%
Federal Home Loan Bank
  2.75%, 12/15/06(a)                         3,000             2,953,752
  2.75%, 3/14/08(a)                          3,500             3,388,507
  3.00%, 4/15/09(a)                          4,000             3,837,192
  3.75%, 8/18/09(a)                          4,500             4,431,321

Federal Home Loan
  Mortgage Corp.
  3.50%, 2/15/08(a)             EUR          9,500            12,587,738

Federal National
  Mortgage Association
  1.75%, 3/26/08(a)             JPY      1,110,000            11,077,463
  3.25%, 2/15/09(a)             US$          5,000             4,846,350

U.S. Treasury Notes
  0.88%, 4/15/10 (TIPS)(a)                   2,024             1,996,190
  3.13%, 10/15/08(a)                         2,500             2,446,973
  3.88%, 1/15/09 (TIPS)(a)                   4,208             4,650,138
                                                             ------------
                                                              52,215,624
                                                             ------------

Total United States Securities
  (cost $63,465,857)                                          66,188,854
                                                             ------------

SHORT-TERM INVESTMENT-2.8%
Repurchase Agreement-2.8%
Deutsche Bank
  2.88%, dated 4/29/05,
  due 5/02/05 in the amount
  of $5,201,248 (cost $5,200,000;
  collateralized by $5,310,000
  FHLB, zero coupon, due 5/12/05,
  value $5,305,833)                          5,200             5,200,000
                                                             ------------

Total Investments-99.4%
  (cost $172,066,448)                                        184,584,661

Other assets less liabilities-0.6%                             1,166,665
                                                             ------------
Net Assets-100%                                             $185,751,326
                                                             ------------


10 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                       U.S. $        U.S. $
                       Contract       Value on      Value at       Unrealized
                        Amount       Origination    April 30,     Appreciation/
                         (000)          Date          2005       (Depreciation)
                     ------------  ------------  --------------  --------------
Sale Contracts:

British Pound,
  settling 5/13/05         4,096   $ 7,875,886     $ 7,825,777      $   50,109
Canadian Dollar,
  settling 6/07/05        20,451    16,622,738      16,277,311         345,427
Danish Krona,
  settling 6/17/05        22,166     3,868,279       3,850,713          17,566
Euro Dollar,
  settling 5/20/05-
  7/26/05                 49,982    66,147,955      64,669,384       1,478,571
Japanese Yen,
  settling 6/06/05     1,829,243    17,183,037      17,530,181        (347,144)
Norwegian Kroner,
  settling
  4/29/05-6/01/05         39,554     6,318,478       6,304,113          14,365
Swedish Krona,
  settling 5/18/05       122,589    17,110,250      17,236,679        (126,429)


(a) Positions, or a portion thereof, with an aggregate market value of $175,404,866 have been segregated to collateralize forward exchange currency contracts.

   Glossary of Terms:

   FHLB  - Federal Home Loan Bank
   TIPS  - Treasury Inflation Protected Security

   Currency Abbreviations:

   CAD  -  Canadian Dollar
   DKK  -  Danish Krona
   EUR  -  Euros
   GBP  -  Great British Pound
   JPY  -  Japanese Yen
   NOK  -  Norwegian Kroner
   PLN  -  Polish Zloty
   SEK  -  Swedish Krona
   US$  -  United States Dollar

   See notes to financial statements.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 11


STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $172,066,448)           $184,584,661
Cash                                                                   555,311
Foreign cash, at value (cost $119,230)                                 126,050
Receivable for investment securities sold and foreign
  currency contracts                                                 3,861,299
Interest receivable                                                  3,780,475
Unrealized appreciation of forward exchange
  currency contracts                                                 1,906,038
Receivable for capital stock sold                                       99,126
                                                                  ------------
Total assets                                                       194,912,960
                                                                  ------------
Liabilities
Payable for investment securities purchased                          7,890,086
Unrealized depreciation of forward exchange
  currency contracts                                                   473,573
Payable for capital stock redeemed                                     366,908
Dividends payable                                                      118,626
Advisory fee payable                                                    79,460
Distribution fee payable                                                57,559
Transfer Agent fee payable                                              33,376
Administrative fee payable                                               7,688
Accrued expenses and other liabilities                                 134,358
                                                                  ------------
Total liabilities                                                    9,161,634
                                                                  ------------
Net Assets                                                        $185,751,326
                                                                  ------------
Composition of Net Assets
Capital stock, at par                                             $     32,487
Additional paid-in capital                                         197,684,996
Distributions in excess of net investment income                    (8,261,414)
Accumulated net realized loss on investment
  and foreign currency transactions                                (17,751,509)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities           14,046,766
                                                                  ------------
                                                                  $185,751,326
                                                                  ------------

Calculation of Maximum Offering Price Per Share

                                             Net Asset    Value and:  Maximum
                             Shares          Offering     Redemption  Offering
Class       Net Assets    Outstanding        Price        Price       Price*
------------------------------------------------------------------------------
A           $ 169,185,602  29,594,838          ---        $ 5.72      $ 5.97
------------------------------------------------------------------------------
B           $  6,659,016    1,162,989        $ 5.73         ---          ---
------------------------------------------------------------------------------
C           $  9,876,444    1,723,458        $ 5.73         ---          ---
------------------------------------------------------------------------------
R           $     10,138        1,772        $ 5.72       $ 5.72         ---
------------------------------------------------------------------------------
K           $     10,088        1,763        $ 5.72       $ 5.72         ---
------------------------------------------------------------------------------
I           $     10,038        1,754        $ 5.72       $ 5.72         ---
------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

  See notes to financial statements.


12 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)


Investment Income
Interest                                                           $ 3,396,828

Expenses
Advisory fee                                          $490,324
Distribution fee--Class A                              268,116
Distribution fee--Class B                               35,997
Distribution fee--Class C                               50,882
Distribution fee--Class R                                    9
Distribution fee--Class K                                    4
Transfer agency                                        325,349
Custodian                                              101,126
Registration                                            55,858
Printing                                                46,517
Administrative                                          45,000
Audit                                                   36,956
Legal                                                   26,429
Directors' fees                                          9,980
Miscellaneous                                            7,262
                                                  ------------
Total expenses                                       1,499,809
Less: expense offset arrangement
  (see Note B)                                            (926)
                                                  ------------
Net expenses                                                         1,498,883
                                                                   ------------
Net investment income                                                1,897,945
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign
Currency Transactions
Net realized gain (loss) on:
  Investment transactions                                              631,159
  Foreign currency transactions                                      2,718,030
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       (6,816,786)
  Foreign currency denominated assets
    and liabilities                                                  4,611,430
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                              1,143,833
                                                                   ------------
Net Increase in Net Assets
  from Operations                                                  $ 3,041,778
                                                                   ------------


See notes to financial statements.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 13


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months Ended     Year Ended
                                              April 30, 2005      October 31,
                                               (unaudited)           2004
                                             ----------------     -----------
Increase (Decrease) in Net Assets
from Operations
Net investment income                        $  1,897,945         $  5,222,734
Net realized gain (loss) on investment
  andforeign currency transactions              3,349,189           (5,769,549)
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities                       (2,205,356)           7,597,901
                                             ----------------     -----------
Net increase in net assets
  from operations                               3,041,778            7,051,086

Dividends and Distributions to
Shareholders from
Net investment income
  Class A                                      (1,706,938)          (3,245,215)
  Class B                                         (42,112)            (126,386)
  Class C                                         (61,317)            (154,771)
  Class R                                             (35)                  -0-
  Class K                                             (39)                  -0-
  Class I                                             (43)                  -0-
Tax return of capital
  Class A                                              -0-          (3,707,865)
  Class B                                              -0-            (144,404)
  Class C                                              -0-            (176,835)

Capital Stock Transactions
Net decrease                                  (22,613,621)         (44,249,958)
                                             ----------------     -----------
Total decrease                                (21,382,327)         (44,754,348)

Net Assets
Beginning of period                           207,133,653          251,888,001
                                             ----------------     -----------
End of period (including distributions in
  excess of net investment income of
  ($8,261,414) and ($8,348,875),
  respectively)                              $185,751,326         $207,133,653
                                             ----------------     -----------



See notes to financial statements.


14 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Multi-Market Strategy Trust, Inc. (the "Fund") was incorporated in the State of Maryland as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold currently with a contingent deferred sales charge which declines from 3.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 15


call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of divi-


16 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


dends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R, Class K and Class I shares. Class I shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Repurchase Agreements

The Fund's custodian or designated subcustodian will take control of securities as collateral under repurchase agreements and determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 17


NOTE B
Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .60% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004, through September 6, 2004, in contemplation of the final agreement with Office of the New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate as discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2005, such fees amounted to $45,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $198,535 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $926 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,706 from the sale of Class A shares and received $126, $5,415 and $177 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to


18 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



Class K shares. There are no distribution and servicing fees on the Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $10,775,014, $1,964,405, $19 and $15 for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005, were as follows:

                                             Purchases         Sales
                                            -----------     ------------
Investment securities (excluding
  U.S. government securities)               $52,252,347      $85,501,265
U.S. government securities                   25,416,112       19,020,213


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation                                $13,016,245
                                                            ------------
Gross unrealized depreciation                                   (498,032)
                                                            ------------
Net unrealized appreciation                                  $12,518,213
                                                            ------------


1. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 19


The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. For the six months ended April 30, 2005, there were no written options.

3. Swap Agreements

The Fund may enter into swaps to hedge its exposure to foreign currency interest rates and credit risk or for investment purposes. A swap is an agreement that


20 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or currencies.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 21


credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At April 30, 2005, the Fund had no Sale Contracts outstanding.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had no Buy Contracts outstanding as of April 30, 2005.


NOTE E
Capital Stock

There are 18,000,000,000 shares of $.001 par value capital stock authorized, divided into six classes, designated Class A, Class B, Class C, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                       Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2005  October 31, April 30, 2005    October 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold              266,286       441,175    $  1,518,612    $  2,511,210
Shares issued in
  reinvestment of
  dividends              176,185       755,725       1,005,215       4,303,866
                     ------------  ------------  --------------  --------------
Shares converted
  from Class B            77,031       177,199         439,265       1,009,321
                     ------------  ------------  --------------  --------------
Shares redeemed       (4,069,365)   (7,638,260)    (23,208,809)    (43,550,088)
                     ------------  ------------  --------------  --------------
Net decrease          (3,549,863)   (6,264,161)   $(20,245,717)   $(35,725,691)
                     ------------  ------------  --------------  --------------

Class B
Shares sold              120,935       362,037    $    690,804    $  2,066,100
                     ------------  ------------  --------------  --------------
Shares issued in
  reinvestment of
  dividends                5,042        35,445          28,808         202,375
                     ------------  ------------  --------------  --------------
Shares converted
  to Class A             (76,896)     (176,932)       (439,265)     (1,009,321)
                     ------------  ------------  --------------  --------------
Shares redeemed         (262,344)   (1,104,668)     (1,499,612)     (6,317,181)
                     ------------  ------------  --------------  --------------
Net decrease            (213,263)     (884,118)   $ (1,219,265)    $(5,058,027)
                     ------------  ------------  --------------  --------------



22 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



                               Shares                      Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2005  October 31, April 30, 2005    October 31,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class C
Shares sold               99,472       249,433     $   567,695     $ 1,418,938
                     ------------  ------------  --------------  --------------
Shares issued in
  reinvestment of
  dividends                7,662        43,198          43,826         246,762
                     ------------  ------------  --------------  --------------
Shares redeemed         (313,396)     (897,734)     (1,790,310)     (5,131,940)
                     ------------  ------------  --------------  --------------
Net decrease            (206,262)     (605,103)    $(1,178,789)    $(3,466,240)
                     ------------  ------------  --------------  --------------

                   March 1, 2005(a)              March 1, 2005(a)
                  to April 30, 2005             to April 30, 2005
                      (unaudited)                   (unaudited)
                  -----------------             ------------------
Class R
Shares sold               1,772                        $10,100
Shares redeemed              -0-                            -0-
Net increase              1,772                        $10,100

Class K
Shares sold               1,763                        $10,050
Shares redeemed              -0-                            -0-
Net increase              1,763                        $10,050

Class I
Shares sold               1,754                        $10,000
Shares redeemed              -0-                            -0-
Net increase              1,754                        $10,000

(a) Commencement of distribution.


NOTE F
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.


NOTE G
Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or



ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 23


guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE H
Distribution to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid for the fiscal years ended October 31, 2004 and October 31, 2003 were as follows:

                                                 2004             2003
                                              ----------        ----------

Distributions paid from:
  Ordinary income                              $3,526,372     $ 1,172,038
                                               ----------     -----------
Total taxable distributions                     3,526,372       1,172,038
                                               ----------     -----------
  Tax return of capital                         4,029,104      12,886,909
                                               ----------      ----------
Total distributions paid                       $7,555,476     $14,058,947
                                               ----------     -----------


24 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                      $ (28,524,185)(a)
Unrealized appreciation/(depreciation)                       15,405,831(b)
Total accumulated earnings/(deficit)                      $ (13,118,354)(c)

(a) On October 31, 2004, the Fund had a net capital loss carryforward of $21,098,086 of which $572,902 expires in the year 2005, $6,799,602 expires in the year 2007, $9,788,373 expires in the year 2008, $3,634,196 expires in the year 2009 and $303,013 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $382,175, and $591,099 of capital loss carryforwards expired. For the year ended October 31, 2004, the cumulative deferred loss on straddles was $7,426,099.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and tax deferral of losses on wash sales.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.


NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 25


(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


26 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 27


material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


28 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Class A
                                         ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,                      Year Ended October 31,
                                                2005      -----------------------------------------------------------
                                         (unaudited)         2004         2003         2002(a)      2001         2000
                                       ------------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.68        $5.70        $5.89        $5.99        $6.08        $6.29

Income From Investment Operations
Net investment income(b)                         .06          .14(c)       .17          .19          .35          .38
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .03          .03         (.06)         .02          .13         (.19)
Net increase in net asset value
  from operations                                .09          .17          .11          .21          .48          .19

Less: Dividends and Distributions
Dividends from net
  investment income                             (.05)        (.09)        (.03)          -0-        (.32)        (.38)
Distributions in excess of net
  investment income                               -0-          -0-          -0-          -0-          -0-        (.02)
Tax return of capital                             -0-        (.10)        (.27)        (.31)        (.25)          -0-
Total dividends and distributions               (.05)        (.19)        (.30)        (.31)        (.57)        (.40)
Net asset value, end of period                 $5.72        $5.68        $5.70        $5.89        $5.99        $6.08

Total Return
Total investment return based
  on net asset value(d)                         1.66%        3.11%        1.88%        3.74%        8.27%        3.17%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $169,186     $188,312     $224,504     $264,978     $289,265     $305,610
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.46%(e)     1.46%        1.49%        1.49%        1.48%        1.52%(f)
  Expenses, before waivers/
    reimbursements                              1.46%(e)     1.52%        1.49%        1.49%        1.48%        1.52%(f)
  Net investment income                         2.00%(e)     2.39%(c)     2.87%        3.22%        5.87%        6.25%
Portfolio turnover rate                           40%          62%         113%         115%          79%          82%


See footnote summary on page 33.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               Class B
                                         ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,                      Year Ended October 31,
                                                2005      -----------------------------------------------------------
                                         (unaudited)         2004         2003         2002(a)      2001         2000
                                       ------------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.69        $5.71        $5.90        $6.01        $6.10        $6.32

Income From Investment Operations
Net investment income(b)                         .04          .09(c)       .12          .14          .30          .33
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .03          .04         (.05)         .02          .13         (.19)
Net increase in net asset value
  from operations                                .07          .13          .07          .16          .43          .14

Less: Dividends and Distributions
Dividends from net
  investment income                             (.03)        (.07)        (.02)          -0-        (.29)        (.34)
Distributions in excess of net
  investment income                               -0-          -0-          -0-          -0-          -0-        (.02)
Tax return of capital                             -0-        (.08)        (.24)        (.27)        (.23)          -0-
Total dividends and distributions               (.03)        (.15)        (.26)        (.27)        (.52)        (.36)
Net asset value, end of period                 $5.73        $5.69        $5.71        $5.90        $6.01        $6.10

Total Return
Total investment return based
  on net asset value(d)                         1.29%        2.39%        1.17%        2.84%        7.49%        2.30%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $6,659       $7,831      $12,904      $13,150      $11,311      $13,052
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.20%(e)     2.21%        2.23%        2.24%        2.24%        2.28%(f)
  Expenses, before waivers/
    reimbursements                              2.20%(e)     2.28%        2.23%        2.24%        2.24%        2.28%(f)
  Net investment income                         1.25%(e)     1.63%(c)     2.13%        2.44%        5.05%        5.44%
Portfolio turnover rate                           40%          62%         113%         115%          79%          82%


See footnote summary on page 33.


30 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Class C
                                         ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            April 30,                      Year Ended October 31,
                                                2005      -----------------------------------------------------------
                                         (unaudited)         2004         2003         2002(a)      2001         2000
                                       ------------------------------------------------------------------------------
Net asset value,
  beginning of period                          $5.70        $5.71        $5.90        $6.01        $6.10        $6.31

Income From Investment Operations
Net investment income(b)                         .04          .10(c)       .13          .14          .30          .34
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .02          .04         (.06)         .02          .13         (.19)
Net increase in net asset value
  from operations                                .06          .14          .07          .16          .43          .15

Less: Dividends and Distributions
Dividends from net
  investment income                             (.03)        (.07)        (.02)          -0-        (.29)        (.34)
Distributions in excess of net
  investment income                                 -0-          -0-          -0-          -0-          -0-        (.02)
Tax return of capital                             -0-        (.08)        (.24)        (.27)        (.23)          -0-
Total dividends and distributions               (.03)        (.15)        (.26)        (.27)        (.52)        (.36)
Net asset value, end of period                 $5.73        $5.70        $5.71        $5.90        $6.01        $6.10

Total Return
Total investment return based
  on net asset value(d)                         1.13%        2.57%        1.17%        2.83%        7.48%        2.46%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $9,876      $10,991      $14,480      $17,592      $15,208      $16,578
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.18%(e)     2.17%        2.20%        2.20%        2.19%        2.22%(f)
  Expenses, before waivers/
    reimbursements                              2.18%(e)     2.24%        2.20%        2.20%        2.19%        2.22%(f)
  Net investment income                         1.28%(e)     1.67%(c)     2.15%        2.48%        5.10%        5.52%
Portfolio turnover rate                           40%          62%         113%         115%          79%          82%


See footnote summary on page 33.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 31



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             Class R               Class K               Class I
                                       ------------------     -----------------     ------------------
                                        March 1, 2005(g)       March 1, 2005(g)       March 1, 2005(g)
                                       to April, 30, 2005     to April, 30, 2005    to April, 30, 2005
                                          (unaudited)            (unaudited)            (unaudited)
                                       ------------------     -----------------      ------------------
Net asset value, beginning of period           $5.70               $5.70                   $5.70

Income From Investment Operations
Net investment income(b)(c)                      .02                 .02                     .03
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                   .02                 .02                     .01
Net increase in net asset value
  from operations                                .04                 .04                     .04

Less: Dividends
Dividends from net investment income            (.02)               (.02)                   (.02)
Net asset value, end of period                 $5.72               $5.72                    $5.72

Total Return
Total investment return based on net
  asset value(d)                                 .70%                .74%                    .78%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                                $10                 $10                     $10
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements(e)                   1.44%               1.16%                    .90%
  Expenses, before
    waivers/reimbursements(e)                   1.44%               1.16%                    .90%
  Net investment income(e)                      2.28%               2.57%                   2.82%
Portfolio turnover rate                           40%                 40%                     40%


See footnote summary on page 33.


32 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST



(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.14, decrease net realized and unrealized loss on investments per share by $.14 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 5.56% to 3.22% for Class A, from 4.79% to 2.44% for Class B and from 4.83% to 2.48% for Class C. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Net of waivers/reimbursements by the Adivser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Year Ended October 31,
                                       2000
                             ------------------------
    Class A                            1.50%
    Class B                            2.27%
    Class C                            2.21%


(g) Commencement of distribution.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 33


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)

OFFICERS(2)

Marc O. Mayer, President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Michael L. Mon, Vice President
Douglas J. Peebles, Vice President
Mark R.Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109


Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Fund's portfolio are made by the Global Fixed Income Investment Team, comprised of senior Global Fixed Income Team members.


34 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
-------------------------------------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
-------------------------------------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-------------------------------------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*


Value Funds
-------------------------------------------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-CapValue Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-------------------------------------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-------------------------------------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
-------------------------------------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-------------------------------------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST o 35


NOTES

36 o ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

MMSTSR0405

ITEM 2.      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.      SCHEDULE OF INVESTMENTS.
Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund?s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.     DESCRIPTION OF EXHIBIT

      11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:  /s/ Marc O. Mayer
     __________________
         Marc O. Mayer
         President

Date:    June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Marc O. Mayer
     __________________
         Marc O. Mayer
          President

Date:    June 29, 2005

By:  /s/ Mark D. Gersten
     __________________
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    June 29, 2005